Payables and accruals (Details) - CHF (SFr)	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Payables and accruals
Trade payables	SFr 1,114,486	SFr 1,276,546
Social security and other taxes	186,354	120,875
Accrued expenses	1,213,118	1,598,583
Total payables and accruals	SFr 2,513,958	SFr 2,996,004
Maturity period of payables	3 months
Increase (decrease) in payables and accruals	SFr (500,000)